Derivative instruments and hedging activities (Tables)	12 Months Ended
Mar. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Estimated Fair Values by Fair Value Hierarchy Level of Certain Financial Instruments not Reported at Fair Value

The estimated fair values of Sony’s outstanding derivative instruments are summarized as follows:

Derivatives designated as hedging instruments	Yen in millions
	Balance sheet location	Fair value		Balance sheet location	Fair value
		March 31			March 31
	Asset derivatives	2016	2017	Liability derivatives	2016	2017
Interest rate contracts	Prepaid expenses and other current assets	16	43	Current liabilities: Other	665	497
Interest rate contracts	Other assets: Other	33	95	Liabilities: Other	22,605	13,713
Foreign exchange contracts	Prepaid expenses and other current assets	1	—	Current liabilities: Other	—	31

		50	138		23,270	14,241

Derivatives not designated as hedging instruments	Yen in millions
	Balance sheet location	Fair value		Balance sheet location	Fair value
		March 31			March 31
	Asset derivatives	2016	2017	Liability derivatives	2016	2017
Interest rate contracts	Prepaid expenses and other current assets	—	3	Current liabilities: Other	38	221
Interest rate contracts	Other assets: Other	538	1,599	Liabilities: Other	5,850	4,374
Foreign exchange contracts	Prepaid expenses and other current assets	16,803	24,382	Current liabilities: Other	19,309	14,475
Foreign exchange contracts	Other assets: Other	—	157	Liabilities: Other	—	620
Equity contracts	Prepaid expenses and other current assets	437	981	Current liabilities: Other	668	519

		17,778	27,122		25,865	20,209

Total derivatives		17,828	27,260		49,135	34,450

Effects of Derivative Instruments on Consolidated Statements of Income

Presented below are the effects of derivative instruments on the consolidated statements of income for the fiscal years ended March 31, 2015, 2016 and 2017.

Derivatives under fair value hedging relationships	Yen in millions
	Location of gain or (loss) recognized in income on derivative	Amount of gain or (loss) recognized in income on derivative
		Fiscal year ended March 31
		2015	2016	2017
Interest rate contracts	Financial services revenue	(8,271)	(8,300)	1,967
Foreign exchange contracts	Foreign exchange loss, net	(9)	3	(31)

Total		(8,280)	(8,297)	1,936

	Yen in millions
Derivatives under cash flow hedging relationships	Location of gain or (loss) recognized in income on derivative	Fiscal year ended March 31
		2015	2016	2017
		Amount of gain or (loss) recognized in OCI on derivative
Foreign exchange contracts	—	—	1,914	6,715

Total		—	1,914	6,715

		Amount of gain or (loss) reclassified from accumulated OCI into income (effective portion)
Foreign exchange contracts	Foreign exchange loss, net	—	(8)	—
Foreign exchange contracts	Cost of sales	—	(3,104)	(5,583)

Total		—	(3,112)	(5,583)

Derivatives not designated as hedging instruments	Yen in millions
	Location of gain or (loss) recognized in income on derivative	Amount of gain or (loss) recognized in income on derivative
		Fiscal year ended March 31
		2015	2016	2017
Interest rate contracts	Financial services revenue	(3,579)	(5,499)	(935)
Interest rate contracts	Foreign exchange loss, net	883	—	—
Foreign exchange contracts	Financial services revenue	(1,942)	4,166	(5,365)
Foreign exchange contracts	Foreign exchange loss, net	13,375	(14,501)	12,339
Equity contracts	Financial services revenue	(2,725)	3,267	(18,597)

Total		6,012	(12,567)	(12,558)

Summary of Derivatives Additional Information Including Notional Amounts

The following table summarizes additional information, including notional amounts, for each type of derivative:

	Yen in millions
	March 31, 2016		March 31, 2017
	Notional amount	Fair value	Notional amount	Fair value
Foreign exchange contracts:
Foreign exchange forward contracts	1,030,020	(5,118)	1,062,933	3,011
Currency option contracts purchased	211	2	212	1
Currency option contracts written	210	(2)	214	(1)
Currency swap agreements	729,632	(99)	1,439,395	4,074
Other currency contracts	75,157	2,712	64,944	2,328
Interest rate contracts:
Interest rate swap agreements	436,739	(28,571)	415,719	(17,065)
Equity contracts:
Equity future contracts	72,794	(231)	96,016	462

Summary of Effects of Offsetting Derivative Assets, Derivative Liabilities, Financial Assets and Financial Liabilities

Presented below are the effects of offsetting derivative assets, derivative liabilities, financial assets and financial liabilities as of March 31, 2016 and 2017.

	Yen in millions
	As of March 31, 2016
	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet that are subject to master netting agreements
		Financial instruments	Cash collateral	Net amounts
Derivative assets subject to master netting agreements	10,251	6,990	312	2,949
Derivative assets not subject to master netting agreements	7,577			7,577

Total assets	17,828	6,990	312	10,526

Derivative liabilities subject to master netting agreements	46,328	28,527	8,269	9,532
Derivative liabilities not subject to master netting agreements	2,807			2,807
Repurchase, securities lending and similar arrangements	62,805	61,864	—	941

Total liabilities	111,940	90,391	8,269	13,280

	Yen in millions
	As of March 31, 2017
	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet that are subject to master netting agreements
		Financial instruments	Cash collateral	Net amounts
Derivative assets subject to master netting agreements	11,554	6,584	277	4,693
Derivative assets not subject to master netting agreements	15,706			15,706

Total assets	27,260	6,584	277	20,399

Derivative liabilities subject to master netting agreements	33,261	6,644	18,631	7,986
Derivative liabilities not subject to master netting agreements	1,189			1,189
Repurchase, securities lending and similar arrangements	310,609	309,987	—	622

Total liabilities	345,059	316,631	18,631	9,797